AllianzGI Core Bond Fund
AllianzGI Core Bond Fund
Investment Objective
The Fund seeks current income, consistent with minimal fluctuations of principal.

Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - AllianzGI Core Bond Fund	Institutional Class	Class R6	Class P
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AllianzGI Core Bond Fund		Institutional Class	Class R6	Class P
Management Fees		0.25%	0.25%	0.25%
Distribution and/or Service (12b-1) Fees		none	none	none
Other Expenses		1.03%	1.06%	1.03%
Total Annual Fund Operating Expenses		1.28%	1.31%	1.28%
Expense Reductions	[1]	(1.03%)	(1.11%)	(0.98%)
Total Annual Fund Operating Expenses After Expense Reductions	[1]	0.25%	0.20%	0.30%
[1]	Total Annual Fund Operating Expenses After Expense Reductions reflect the effect of a contractual agreement by Allianz Global Investors U.S. LLC ("AllianzGI U.S." or the "Manager") to irrevocably waive its management fee and/or reimburse the Fund through January 31, 2022 to the extent that Total Annual Fund Operating Expenses excluding interest, tax, and extraordinary expenses, and certain credits and other expenses, exceed 0.25% for Institutional Class shares, 0.20% for Class R6 shares and 0.30% for Class P shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit in effect at the time of such waiver/reimbursement or recoupment. The Expense Limitation Agreement is terminable by the Trust upon 90 days' prior written notice to the Manager or at any time by mutual agreement of the parties.

Examples.

The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses excluding organizational expenses.

Example: Assuming you redeem your shares at the end of each period
Expense Example - AllianzGI Core Bond Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Institutional Class	26	80	386	1,254
Class R6	20	64	377	1,266
Class P	31	97	401	1,268

Example: Assuming you do not redeem your shares
Expense Example No Redemption - AllianzGI Core Bond Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Institutional Class	26	80	386	1,254
Class R6	20	64	377	1,266
Class P	31	97	401	1,268

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate from the Fund’s inception on May 30, 2018 through the end of its fiscal year on September 30, 2018 was 305% of the average value of its portfolio. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies
The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in bonds, notes and other debt instruments, including derivatives that provide exposure to such investments. The Fund generally invests in debt securities issued by U.S. and non-U.S. governments and their subdivisions, agencies and government-sponsored enterprises; supranational entities; public and private companies; pass-through securities guaranteed by the U.S. government, its agencies or government-sponsored enterprises; and commercial mortgage-backed securities and other asset-backed securities. The Fund’s investments in mortgage-related securities may include investments in stripped mortgage-backed securities such as interest-only (“IO”) and principal-only (“PO”) securities.

The Fund may invest up to 10% of its net assets in debt instruments that, at the time of purchase, are rated below investment grade, or if unrated, determined by the Manager to be of comparable quality (sometimes referred to as “high yield securities” or “junk bonds”). The Fund considers a debt instrument to be investment grade based on the highest rating assigned at the time of purchase by Standard and Poor’s Global Ratings Services, Moody’s Investors Service, Inc., Fitch, Inc., Kroll Bond Rating Agency or DBRS.

The Fund may invest up to 5% of its assets in non-U.S. dollar denominated debt securities and instruments of foreign issuers, including those of foreign governments, non-governmental issuers or other entities. The Fund typically seeks to fully hedge its exposure to non-U.S. dollar currencies.

In making investments, the Fund’s portfolio managers will normally seek to maintain an average portfolio duration within one year above or below that of its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index. As of December 31, 2018, the average duration of the Bloomberg Barclays U.S. Aggregate Bond Index was 5.68 years.

The Fund may use derivatives, such as Treasury futures, options on Treasury futures, interest rate swaps, credit default swaps and credit default swap indices, total return swaps and currency futures and forwards. The Fund may use derivatives for a variety of purposes, including: as a hedge against adverse changes in the market price of securities, interest rates, or currency exchange rates; as a substitute for purchasing or selling securities; to increase the Fund’s return as a non-hedging strategy that may be considered speculative; and to manage portfolio characteristics. Derivatives transactions may have the effect of either magnifying or limiting the Fund’s gains and losses.

The Fund may purchase or sell securities on a when-issued, delayed-delivery or forward commitment basis. Such securities may include mortgage-backed securities acquired or sold in the to-be-announced (“TBA”) market and those in a dollar roll transaction.

The Fund may invest in securities that are issued through private offerings without registration with the Securities and Exchange Commission under the Securities Act of 1933, as amended (the “Securities Act”). The Fund may also invest in securities that may be offered and sold only to “qualified institutional buyers” under Rule 144A under the Securities Act.

The Fund’s use of short-term instruments, especially in connection with the hedging of interest rate risk, may result in significant frequent trading transactions, which can contribute to the Fund having a portfolio turnover rate in excess of 300% annually.

Principal Risks
The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first eight risks):

Market Risk:  The Fund will be affected by factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them.

Fixed Income Risk:  Fixed income (debt) securities are subject to greater levels of credit and liquidity risk, may be speculative and may decline in value due to changes in interest rates or an issuer’s or counterparty’s deterioration or default.

Interest Rate Risk:  Fixed income securities may decline in value because of increases in interest rates.

Variable Distribution Risk:  Periodic distributions by investments of variable or floating interest rates vary with fluctuations in market interest rates.

Mortgage-Related and Other Asset-Backed Risk:  Investing in mortgage- and asset-backed securities involves interest rate, credit, valuation, extension and liquidity risks and the risk that payments on the underlying assets are delayed, prepaid, subordinated or defaulted on.

High Yield Risk:  High-yield or junk bonds are subject to greater levels of credit and liquidity risk, may be speculative and may decline in value due to increases in interest rates or an issuer’s deterioration or default.

Derivatives Risk:  Derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation.

Leveraging Risk:  Instruments and transactions that constitute leverage magnify gains or losses and increase volatility.

Call Risk:  A fixed-income security may be redeemed before maturity (“called”) below its current market price and a call may lead to the reinvestment of proceeds at a lower interest rate, or with higher credit risk or other less favorable characteristics.

Confidential Information Access Risk:  The Fund’s Manager normally will seek to avoid the receipt of material, non-public information (“Confidential Information”) about the issuers of privately placed instruments (which may include Senior Loans, other bank loans and related investments), because such issuers may have or later issue publicly traded securities, and thus the Fund may be disadvantaged in comparison to other investors who have received Confidential Information from such issuers.

Convertible Securities Risk:  Convertible securities are subject to greater levels of credit and liquidity risk, may be speculative and may decline in value due to increases in interest rates or an issuer’s deterioration or default.

Credit and Counterparty Risk:  An issuer or counterparty may default on obligations.

Currency Risk:  The values of non-U.S. securities may fluctuate with currency exchange rates and exposure to non-U.S. currencies may subject the Fund to the risk that those currencies will decline in value relative to the U.S. dollar.

Focused Investment Risk:  Focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility.

Issuer Risk:  The Fund will be affected by factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers.

Liquidity Risk:  The lack of an active market for investments may cause delay in disposition or force a sale below fair value.

Management Risk:  The Fund will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management.

Non-U.S. Investment Risk:  Non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, particularly in emerging markets.

Turnover Risk:  High levels of portfolio turnover increase transaction costs and taxes and may lower investment performance.

Please see “Summary of Principal Risks” in the Fund’s prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information
Performance information for the Fund will be available after the Fund completes a full calendar year of operation.